Stock Authorization And Issuance (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Summary Of Equity Offerings

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
July 2018 and September 2018	Offerings under PIPE Agreement	-	-	10,000	$0.38	$1,901
March 2018	Director Stock Purchase	217	$0.83	-	-	$180
March - May 2018	Offerings under ATM	1,359	$0.87	-	-	$1,148
January - June 2018	Offerings under Equity Line Agreement	2,940	$0.70	-	-	$2,047
October - December 2017	Offerings under Equity Line Agreement	773	$1.29	-	-	$958
August - December 2017	Offerings under ATM	2,119	$1.50	-	-	$2,970
February 2017	Director Stock Purchase	81	$2.11	-	-	$170
January - March 2017	Offerings under ATM	4,072	$2.46	-	-	$9,581

(1)	After deduction of applicable underwriters’ discounts, placement agent fees, and other offering costs.